SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund,

Schwab Target 2015 Fund,

Schwab Target 2020 Fund,

Schwab Target 2025 Fund,

Schwab Target 2030 Fund,

Schwab Target 2035 Fund,

Schwab Target 2040 Fund,

Schwab Target 2045 Fund,

Schwab Target 2050 Fund and

Schwab Target 2055 Fund

Supplement dated September 24, 2014, to the

Statutory Prospectus dated February 28, 2014, as supplemented May 8, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and should be read in conjunction with the Statement of Additional Information.

Effective September 24, 2014, the Prospectus is being revised to reflect the following changes:

On Pages 56 and 57, “The funds’ investments in underlying funds” section, of the Funds’ Statutory Prospectus, the list of Asset Class, Style Class and Underlying Funds is amended to add and remove the following funds:

Add:

Large Cap

Unaffiliated Large Cap Value Fund II

International

Schwab International Core Equity Fund

Remove:

International

Laudus Mondrian International Equity Fund

Unaffiliated International Growth Fund

Unaffiliated International Small-Cap Growth Fund

The funds also changed their allocations to certain underlying funds. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

The table on Pages 56 and 57 of the Prospectus is deleted and replaced in its entirety with the following:

Asset Class, Style Class and Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Equity Funds
Large Cap
Schwab Core Equity Fund	7.13%	7.81%	9.90%	11.32%	12.38%	13.28%	13.99%
Schwab S&P 500 Index Fund	5.83%	6.39%	8.10%	9.26%	10.13%	10.87%	11.44%
Schwab Dividend Equity Fund	3.24%	3.55%	4.50%	5.15%	5.63%	6.04%	6.36%
Laudus U.S. Large Cap Growth Fund	6.48%	7.10%	9.00%	10.29%	11.26%	12.08%	12.72%
Unaffiliated Large-Cap Value Fund	2.92%	3.20%	4.05%	4.64%	5.07%	5.44%	5.72%
Unaffiliated Large-Cap Value Fund II	0.32%	0.36%	0.45%	0.52%	0.56%	0.60%	0.64%

Asset Class, Style Class and Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Small Cap
Schwab Small-Cap Equity Fund	2.21%	2.63%	3.95%	5.06%	6.01%	6.92%	7.69%
Laudus Small-Cap MarketMasters Fund	1.19%	1.42%	2.13%	2.72%	3.24%	3.72%	4.14%
Global Real Estate
Schwab Global Real Estate Fund	1.93%	2.16%	2.84%	3.34%	3.73%	4.08%	4.37%
International
Laudus International MarketMasters Fund	4.37%	5.13%	6.80%	8.01%	8.97%	9.82%	10.50%
Schwab International Core Equity Fund	2.91%	3.42%	4.53%	5.34%	5.98%	6.54%	7.00%
Laudus Mondrian Emerging Markets Fund	0.00%	0.08%	0.57%	1.11%	1.65%	2.22%	2.75%

TOTAL EQUITY	38.53%	43.25%	56.82%	66.76%	74.61%	81.61%	87.32%
Fixed Income Funds
Intermediate-Term Bond
Schwab Total Bond Market Fund	22.93%	20.60%	14.41%	10.33%	7.37%	4.95%	3.11%
Schwab Intermediate-Term Bond Fund	3.52%	3.61%	3.51%	3.10%	2.58%	1.98%	1.38%
Unaffiliated Fixed Income Fund I	5.37%	5.90%	6.51%	6.10%	5.24%	4.10%	2.90%
Unaffiliated Fixed Income Fund II	1.86%	2.12%	2.47%	2.36%	2.06%	1.62%	1.15%
Short-Term Bond
Schwab Short-Term Bond Fund	14.39%	12.14%	6.74%	3.78%	2.04%	0.94%	0.35%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	5.66%	5.12%	3.65%	2.66%	1.92%	1.31%	0.83%
International Bond
Laudus Mondrian International Fixed Income Fund	1.27%	1.49%	1.80%	1.74%	1.53%	1.21%	0.86%

TOTAL FIXED INCOME	55.00%	50.98%	39.09%	30.07%	22.74%	16.11%	10.58%
Cash and cash equivalent
Schwab Value Advantage Money Fund/cash equivalents	6.47%	5.77%	4.09%	3.17%	2.63%	2.29%	2.11%

Asset Class, Style Class and Underlying Funds	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Equity Funds
Large Cap
Schwab Core Equity Fund	14.37%	14.66%	14.89%
Schwab S&P 500 Index Fund	11.76%	12.00%	12.18%
Schwab Dividend Equity Fund	6.53%	6.66%	6.77%
Laudus U.S. Large Cap Growth Fund	13.06%	13.33%	13.54%
Unaffiliated Large-Cap Value Fund	5.88%	5.99%	6.09%
Unaffiliated Large-Cap Value Fund II	0.65%	0.67%	0.68%
Small Cap
Schwab Small-Cap Equity Fund	8.15%	8.51%	8.80%
Laudus Small-Cap MarketMasters Fund	4.39%	4.58%	4.74%
Global Real Estate
Schwab Global Real Estate Fund	4.52%	4.65%	4.75%
International
Laudus International MarketMasters Fund	10.87%	11.17%	11.40%
Schwab International Core Equity Fund	7.25%	7.44%	7.60%
Laudus Mondrian Emerging Markets Fund	3.07%	3.34%	3.56%

TOTAL EQUITY	90.50%	93.00%	95.00%

Asset Class, Style Class and Underlying Funds	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Fixed Income Funds
Intermediate-Term Bond
Schwab Total Bond Market Fund	2.13%	1.40%	0.83%
Schwab Intermediate-Term Bond Fund	1.00%	0.68%	0.42%
Unaffiliated Fixed Income Fund I	2.12%	1.46%	0.90%
Unaffiliated Fixed Income Fund II	0.85%	0.58%	0.36%
Short-Term Bond
Schwab Short-Term Bond Fund	0.14%	0.04%	0.00%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	0.57%	0.38%	0.23%
International Bond
Laudus Mondrian International Fixed Income Fund	0.63%	0.44%	0.27%

TOTAL FIXED INCOME	7.44%	4.98%	3.01%
Cash and cash equivalent
Schwab Value Advantage Money Fund/cash equivalents	2.04%	2.01%	2.00%

On page 58, under the “Equity Funds — Domestic Large-Cap” section of the table describing the underlying funds, the following fund and accompanying description of its investment objective and principal investment strategy are added:

Unaffiliated Large Cap Value II

Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income. The Fund invests primarily in a diversified portfolio of common stocks. Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks, including depositary receipts evidencing ownership of common stocks. The Fund may also purchase other types of securities, for example, preferred stocks, and debt securities which are convertible into common stock. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States that are not in the S&P 500. In selecting investments, the Fund invests primarily in companies that, in the adviser’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market.

On page 58 and 59, under the “Equity Funds — International” section of the table describing the underlying funds, the Laudus Mondrian International Equity Fund, Unaffiliated International Growth Fund and the Unaffiliated International Small-Cap Growth Fund are removed and the following fund and accompanying description of its investment objective and principal investment strategy are added:

Schwab International Core Equity Fund

Seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in the stocks of publicly traded companies located in developed countries excluding the United States. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Though the Fund invests primarily in securities issued by companies located in developed countries, it may also invest in securities issued by companies located in emerging markets. The Fund considers any country that is not a developed country to be an emerging market country. The fund typically invests a majority of its assets in the stocks of large-cap and mid-cap companies, but may invest a portion of its assets in small-cap companies. In addition, the portfolio managers seek to allocate the Fund’s investments across different countries and geographic regions in an effort to manage the economic and sociopolitical risks associated with investing in a single country or limited number of countries. The Fund seeks to assemble a portfolio with long-term performance that will exceed that of the MSCI EAFE Index.

On page 63, in the section entitled “Principal Risks of the Underlying Funds,” the following changes are made:

The Laudus Mondrian International Equity Fund, Unaffiliated International Growth Fund and the Unaffiliated International Small-Cap Growth Fund are removed and the Unaffiliated Large Cap Value Fund II and Schwab International Core Fund are added to the principal risk table and the following risks apply to the funds, respectively:

Unaffiliated Large Cap Value II

Investment risk, Market risk, Market Segment risk, Management risk, Equity risk, Large- and mid-cap risk, Value investing risk, Foreign securities risk, Currency risk, Investment style risk and Liquidity risk

Schwab International Core Equity Fund

Investment risk, Market risk, Management risk, Equity risk, Large- and mid-cap risk, Small-cap risk, Exchange-traded funds risk, Foreign securities risk, Emerging markets risk, Currency risk, Real Estate investment trust risk, Derivatives risk, Securities lending risk and Liquidity risk

Please see the Statutory Prospectus for a description of the risks.

Please note that the reallocation of each fund’s assets to the new target allocations will take place over several weeks, with final allocation on or around October 8, 2014. During this period, each fund’s holdings and performance may differ from that of its new target allocation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG82521-00 (09/14) © 2014 All Rights Reserved

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